UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $33,720 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER
     28-11255                      DOLPHIN HOLDINGS CORP
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       1666   144965          DEFINED 2              144965
CABLEVISION SYS CORP           CL A             12686C109     2816   124600          DEFINED 2              124600
CIRCUIT CITY STORES INC        COM              172737108      405   140000          DEFINED 2              140000
CORNELL COMPANIES INC          COM              219141108     2917   120978          DEFINED 2              120978
DILLARDS INC                   CL A             254067101      405    35000          DEFINED 2               35000
ENERGY EAST CORP               COM              29266M109     1150    46510          DEFINED 2               46510
ENERGY EAST CORP               CALL             29266M909      334    13500     C    DEFINED 2               13500
ENERGY PARTNERS LTD            COM              29270U105      857    57458          DEFINED 2               57458
HARRIS CORP                    COM              413875105     2525    50000          DEFINED 2               50000
HUNTSMAN CORP                  COM              447011107     1131    99180          DEFINED 2               99180
I-MANY INC                     COM              44973Q103      111   111177          DEFINED 2              111177
INFOGROUP INC                  COM              45670G108     4196   955761          DEFINED 2              955761
JOHNSON OUTDOORS INC           CL A             479167108     2406   154200          DEFINED 2              154200
KBR INC                        COM              48242W106     1396    40000          DEFINED 2               40000
LANDRYS RESTAURANTS INC        COM              51508L103      823    45778          DEFINED 2               45778
LEAR CORP                      COM              521865105      851    60000          DEFINED 2               60000
MARSHALL & ILSLEY CORP         COM              571837103      613    40000          DEFINED 2               40000
MULTIMEDIA GAMES INC           COM              625453105      632   142900          DEFINED 2              142900
MULTIMEDIA GAMES INC           CALL             625453905       93    21100     C    DEFINED 2               21100
MYERS INDS INC                 COM              628464109      430    52750          DEFINED 2               52750
PENN NATL GAMING INC           COM              707569109      965    30000          DEFINED 2               30000
POINT BLANK SOLUTIONS INC      COM              730529104      959   355327          DEFINED 2              355327
SLM CORP                       COM              78442P106     1009    52150          DEFINED 2               52150
TAKE TWO INTERACTIVE SOFTWARE  COM              874054109      563    22000          DEFINED 2               22000
TITANIUM METALS CORP           COM              888339207      979    70000          DEFINED 2               70000
TRONOX INC                     CL A             897051108      163    51686          DEFINED 2               51686
TRONOX INC                     COM CL B         897051207      454   150278          DEFINED 2              150278
UNITED RENTALS INC             COM              911363109     1177    60000          DEFINED 2               60000
WCI CMNTYS INC                 COM              92923C104      399   275500          DEFINED 2              275500
YAHOO INC                      COM              984332106     1295    62700          DEFINED 2               62700